Award Timing Disclosure	12 Months Ended
Jun. 28, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing Method	We do not grant equity awards on a predetermined schedule, but typically approve equity awards at regularly scheduled meetings of our Compensation Committee during open trading windows.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false